Purchase Obligations	12 Months Ended
Dec. 31, 2019
Purchase Obligations
Purchase Obligations

(D.7) Purchase Obligations

€ millions	2019	2018
Contractual obligations for acquisition of property, plant, and equipment and intangible assets	342	123
Other purchase obligations	2,251	2,010
Purchase obligations	2,592	2,133

The contractual obligations for acquisition of property, plant, and equipment and intangible assets relate primarily to the construction of new and existing facilities and to the purchase of hardware, software, patents, office equipment, and vehicles. The remaining obligations relate mainly to marketing, consulting, maintenance, license agreements, cloud services, and other third-party agreements. The increase is mainly due to new purchase obligations related to cloud services and obligations to purchase hardware. Historically, the majority of such purchase obligations have been realized.

Of the other purchase obligations reported in 2018, €205 million contain lease components which are now in the scope of IFRS 16. Those purchase obligations can be seen in the reconciliation table in Note (D.8).

Maturities

€ millions	12/31/2019
Purchase Obligations
Due 2020	1,251
Due 2021 to 2024	1,298
Due thereafter	43
Total	2,592